Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	Dec. 01, 2022 USD ($)
Convertible Senior Notes Due 2025 | Gross carrying amount
Condensed Cash Flow Statements, Captions [Line Items]
Debt converted to equity	$ 205.1